As filed with the Securities and Exchange Commission on
or about May 13, 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐

Registration No. 333-33607

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.   43

☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☐

Registration No. 811-08333

Amendment No.   44

☒

Nuveen Investment Trust II

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Kevin J. McCarthy	Copies to:
Vice President and Secretary	Eric F. Fess
333 West Wacker Drive	Chapman and Cutler LLP
Chicago, Illinois 60606	111 West Monroe Street
(Name and Address of Agent for Service)	Chicago, Illinois 60603

Approximate Date of Proposed Public Offering:    As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box):

☐        immediately upon filing pursuant to paragraph (b)

☒       on May 30, 2008 pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        on (date) pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☐        on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS

OF

POST-EFFECTIVE AMENDMENT NO. 43

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A—Prospectus for the Nuveen Symphony International Equity Fund

Part B—Statement of Additional Information for the Nuveen Symphony International Equity Fund

Part C—Other Information

Signatures

Index to Exhibits

Exhibits

Nuveen Investment Trust II is a multi-series investment company that consists of 16 series. Fifteen of those series, the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund, Nuveen Rittenhouse Growth Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Tradewinds International Value Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Optimized Alpha Fund, Nuveen Rittenhouse Strategic Growth Fund and Nuveen Rittenhouse Mid-Cap Growth Fund are not included in this amendment to the Registration Statement and are not affected by this amendment to the Registration Statement.

PART C—OTHER INFORMATION

Item 23: Exhibits:

(a)(1).	Declaration of Trust of Registrant.(1)
(a)(2).	Certificate for the Establishment and Designation of Series dated June 27, 1997.(1)
(a)(3).	Certificate for the Establishment and Designation of Classes dated June 27, 1997.(1)
(a)(4).	Amended and Restated Establishment and Designation of Series dated August 13, 1997.(1)
(a)(5).	Amended Establishment and Designation of Series dated September 11, 2000.(9)
(a)(6).	Amended Designation of Series dated October 7, 2002.(13)
(a)(7).	Amended Designation of Series dated December 19, 2005.(16)
(a)(8).	Amended Designation of Series dated February 20, 2006.(17)
(a)(9).	Amended Designation of Series dated September 15, 2006.(20)
(a)(10).	Amended Designation of Series dated August 1, 2007.(28)
(a)(11).	Amended Designation of Series dated January 28, 2008.(29)
(b)(1).	By-Laws of Registrant.(1)
(b)(2).	By-Laws of Registrant.(22)
(c).	Specimen certificate of Shares of the Registrant.(2)
(d)(1).	Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(2)
(d)(2).	Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Rittenhouse.(2)
(d)(3).	Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(7)
(d)(4).	Investment Sub-Advisory Agreements between Nuveen Institutional Advisory Corp. and Columbus Circle Investors, LLC.(7)
(d)(5).	Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment Management Company, LLC.(13)
(d)(6).	Renewal of Investment Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(13)
(d)(7).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Rittenhouse Asset Management, Inc.(13)
(d)(8).	Notice of Continuation of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment Management Company, LLC.(13)
(d)(9).	Amendment and Renewal of Management Agreement between Registrants and Nuveen Institutional Advisory Corp.(14)
(d)(10).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Rittenhouse Asset Management, Inc.(14)
(d)(11).	Notice of Continuation of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment Management Company, LLC.(14)
(d)(12).	Management Agreement between Registrant and Nuveen Asset Management.(15)
(d)(13).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Rittenhouse Asset Management, Inc.(15)
(d)(14).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds NWQ Global Investors, LLC.(19)
(d)(15).	Form Investment Sub-Advisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management.(19)
(d)(16).	Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management.(19)
(d)(17).	Management Agreement between Registrant and Nuveen Asset Management.(18)
(d)(18).	Amended Management Agreement between Registrant and Nuveen Asset Management.(19)
(d)(19).	Temporary Expense Cap Agreement by and between Registrant and Nuveen Asset Management.(19)
(d)(20).	Renewal of Investment Management Agreement between Registrant and Nuveen Asset Management.(21)

(d)(21).	Amendment to Schedule A and Schedule B of the Management Agreement dated November 15, 2006.(23)
(d)(22).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management.(23)
(d)(23).	Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds NWQ Global Investors, LLC.(23)
(d)(24).	Investment Sub-Advisory Agreement Between Nuveen Asset Management and Symphony Asset Management.(26)
(d)(25).	Investment Management Agreement between Registrant and Nuveen Asset Management.(27)
(d)(26).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(27)
(d)(27).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management, LLC.(27)
(d)(28).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(27)
(d)(29).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(27)
(d)(30).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(27)
(d)(31).	Interim Management Agreement between Registrant and Nuveen Asset Management.(27)
(d)(32).	Interim Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(27)
(d)(33).	Interim Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(27)
(e)(1).	Distribution Agreement between Registrant and Nuveen Investments.(4)
(e)(2).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(11)
(e)(3).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(13)
(e)(4).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(14)
(e)(5).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(15)
(e)(6).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(21)
(e)(7).	Form Dealer Distribution Shareholder Servicing and Fee-Based Program Agreement.(21)
(e)(8).	Form Nuveen Funds Rule 22c-2 Agreement.(21)
(f).	Not applicable.
(g)(1).	Custodian Agreement between Registrant and The Chase Manhattan Bank.(7)
(g)(2).	Global Custody Agreement between Registrant and The Chase Manhattan Bank.(7)
(g)(3).	Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(18)
(g)(4).	Amended Appendix A to the Custodian Agreement dated May 29, 2006.(19)
(g)(5).	Appendix A to Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(23)
(g)(6).	Appendix A to the Custodian Agreement dated as of September 28, 2007.(26)
(h)(1).	Transfer Agency Agreement between Registrant and Chase Global Funds Services Company.(3)
(h)(2).	Amended Schedule to the Transfer Agency Agreement dated March 23, 2006.(18)
(h)(3).	Amended Schedule to the Transfer Agency Agreement dated May 31, 2006.(19)
(h)(4).	Transfer Agency and Service Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(21)
(h)(5).	Schedule A to Transfer Agency and Service Agreement between Nuveen Open-End Investment Companies and State Street Bank and Trust Company.(23)
(h)(6).	Schedule A to the Transfer Agency and Service Agreement dated as of September 26, 2007.(26)
(i)(1).	Opinion and Consent of Bell, Boyd & Lloyd, dated November 12, 1997.(2)
(i)(2).	Opinion and Consent of Bingham, Dana & Gould, dated November 13, 1997.(2)
(i)(3).	Opinion and Consent of Chapman and Cutler dated November 24, 1999.(6)

(i)(4).	Opinion and Consent of Chapman and Cutler dated December 17, 1999.(7)
(i)(5).	Opinion and Consent of Bingham, Dana and Gould dated December 17, 1999.(7)
(i)(6).	Opinion and Consent of Chapman and Cutler dated January 11, 2000.(7)
(i)(7).	Opinion and Consent of Chapman and Cutler dated September 26, 2000.(9)
(i)(8).	Opinion and Consent of Bingham Dana LLP dated September 26, 2000.(10)
(i)(9).	Opinion and Consent of Chapman and Cutler dated November 28, 2001.(11)
(i)(10).	Opinion and Consent of Chapman and Cutler dated October 4, 2002.(12)
(i)(11).	Opinion and Consent of Bingham McCutchen LLP dated October 4, 2002.(12)
(i)(12).	Opinion and Consent of Chapman and Cutler LLP dated November 28, 2003.(13)
(i)(13).	Opinion and Consent of Chapman and Cutler LLP dated November 29, 2004.(14)
(i)(14).	Opinion and Consent of Chapman and Cutler LLP dated November 28, 2005.(15)
(i)(15).	Opinion and Consent of Chapman and Cutler LLP dated March 28, 2006.(18)
(i)(16).	Opinion and Consent of Bingham McCutchen LLP dated March 28, 2006.(18)
(i)(17).	Opinion and Consent of Chapman and Cutler LLP dated June 1, 2006.(19)
(i)(18).	Opinion and Consent of Bingham McCutchen LLP dated May 31, 2006.(19)
(i)(19).	Opinion and Consent of Chapman and Cutler dated October 19, 2006.(21)
(i)(20).	Opinion and Consent of Chapman and Cutler LLP dated October 19, 2006.(22)
(i)(21).	Opinion and Consent of Bingham McCutchen LLP dated November 28, 2006.(22)
(i)(22).	Opinion and Consent of Chapman and Cutler LLP dated November 28, 2006.(22)
(i)(23)	Opinion and Consent of Chapman and Cutler LLP dated March 26, 2007.(23)
(i)(24)	Opinion and Consent of Bingham McCutchen LLP dated March 23, 2007.(23)
(i)(25)	Opinion and Consent of Chapman and Cutler LLP dated July 20, 2007.(25)
(i)(26)	Opinion and Consent of Chapman and Cutler LLP dated September 28, 2007.(26)
(i)(27)	Opinion and Consent of Bingham McCutchen LLP dated September 28, 2007.(26)
(i)(28)	Opinion and Consent of Chapman and Cutler LLP dated November 28, 2007.(27)
(i)(29).	Opinion and Consent of Bingham McCutchen LLP dated November 30, 2007.(28)
(i)(30).	Opinion and Consent of Chapman and Cutler LLP dated December 3, 2007.(28)
(i)(31).	Opinion and Consent of Chapman and Cutler LLP dated March 4, 2008.(30)
(i)(32).	Opinion and Consent of Chapman and Cutler LLP dated May 2, 2008.(31)
(j).	Consent of Independent Registered Accounting Firm.(31)
(k).	Not applicable.
(l).	Subscription Agreement with Nuveen Institutional Advisory Corp.(2)
(m)(1).	Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares and Class C Shares for the Registrant dated July 24, 1997 (as amended May 17, 1998).(3)
(m)(2).	Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class D Shares for the Registrant dated November 16, 2000.(21)
(m)(3).	Plan of Distribution and Service Pursuant to Rule 12b-1.(23)
(n).	Multi-Class Plan.(2)
(p)(1).	Codes of Ethics of the Registrant, Principal Underwriter and Investment Adviser.(14)
(p)(2).	Code of Ethics of Rittenhouse Asset Management, Inc.(14)
(p)(3).	Code of Ethics of NWQ Investment Management Company, LLC.(12)
(p)(4).	Code of Ethics and Reporting Requirements of certain Subsidiaries of Nuveen Investments, Inc.(21)
(p)(5)	Code of Ethics and Reporting Requirements of certain Subsidiaries of Nuveen Investments, Inc.(23)
(z)(1).	Original Powers of Attorney for Messrs. Schwertfeger, Evans, Leafstrand, Bacon, Kissick, and Ms. Wellington, Trustees, authorizing, among others, Alan G. Berkshire, Nicholas Dalmaso, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(8)
(z)(2).	Original Power of Attorney of Mr. Bennett, authorizing among others, Nicholas Dalmaso, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(11)
(z)(3).	Original Powers of Attorney of Mr. Bremner, Mr. Brown, Ms. Impellizzeri, Mr. Sawers,
Mr. Schneider and Ms. Stockdale, authorizing among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(13)

(z)(4).	Original Power of Attorney of Mr. Hunter authorizing among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(14)
(z)(5).	Original Power of Attorney of Ms. Stone authorizing among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(23).
(z)(6).	Original Powers of Attorney of Messrs. Schwertfeger, Evans, Scheider, Brown, Bremner, Hunter, Kundert, Sunshine, Ms. Stockdale and Ms. Stone.(24)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)	Incorporated by reference to the pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 2 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to the post effective amendment no. 3 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 5 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 6 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 7 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 8 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to the post-effective amendment no. 9 filed on Form N-1A for Registrant.
(12)	Incorporated by reference to the post-effective amendment no. 11 filed on Form N-1A for Registrant.
(13)	Incorporated by reference to the post-effective amendment no. 12 filed on Form N-1A for Registrant.
(14)	Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.
(15)	Incorporated by reference to the post-effective amendment no. 15 filed on Form N-1A for Registrant.
(16)	Incorporated by reference to the post-effective amendment no. 16 filed on Form N-1A for Registrant.
(17)	Incorporated by reference to post-effective amendment no. 17 filed on Form N-1A for Registrant.
(18)	Incorporated by reference to post-effective amendment no. 18 filed on Form N-1A for Registrant.
(19)	Incorporated by reference to post-effective amendment no. 19 filed on Form N-1A for Registrant.
(20)	Incorporated by reference to post-effective amendment no. 21 filed on Form N-1A for Registrant.
(21)	Incorporated by reference to post-effective amendment no. 23 filed on Form N-1A for Registrant.
(22)	Incorporated by reference to post-effective amendment no. 24 filed on Form N-1A for Registrant.
(23)	Incorporated by reference to post-effective amendment no. 26 filed on Form N-1A for Registrant.
(24)	Incorporated by reference to post-effective amendment no. 30 filed on Form N-1A for Registrant.
(25)	Incorporated by reference to post-effective amendment no. 31 filed on Form N-1A for Registrant.
(26)	Incorporated by reference to post-effective amendment no. 35 filed on Form N-1A for Registrant.
(27)	Incorporated by reference to post-effective amendment no. 37 filed on Form N-1A for Registrant.
(28)	Incorporated by reference to post-effective amendment no. 38 filed on Form N-1A for Registrant.
(29)	Incorporated by reference to post-effective amendment no. 39 filed on Form N-1A for Registrant.
(30)	Incorporated by reference to post-effective amendment no. 40 filed on Form N-1A for the Registrant.
(31)	Incorporated by reference to post-effective amendment no. 42 filed on Form N-1A for the Registrant.

Item 24. Persons Controlled by or under Common Control with Fund.

Not applicable.

Item 25. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
John P. Amboian, Chief Executive Officer, President and Director

Chief Executive Officer, President, and Director of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC.

Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel

Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President and Assistant Secretary of Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc.; Assistant Secretary of Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
Sherri A. Hlavacek, Vice President and Corporate Controller

Vice President and Corporate Controller of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investment Advisers, Inc. and Nuveen Investments Advisers Inc.; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC, NWQ Investment Management Company, LLC and Nuveen HydePark Group LLC.

John L. MacCarthy, Senior Vice President and Secretary

Senior Vice President, Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC; Assistant Secretary (since 2006) of NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC; Secretary of Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC, formerly, Partner at law firm of Winston & Strawn LLP.

Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC; formerly, Executive Vice President and Chief Financial Officer of RR Donnelley and Sons (2004-2005).

(b) Rittenhouse acts as sub-investment adviser to the Registrant for the Nuveen Rittenhouse Growth Fund, Nuveen Rittenhouse Strategic Growth Fund and Nuveen Rittenhouse Mid-Cap Growth Fund and serves as investment adviser to separately managed accounts.

A description of any other business, profession, vocation, or employment of a substantial nature in which the directors or officers have or have been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee appears below.

Name	Positions and Offices with Rittenhouse	Other Business, Profession, Vocation or Employment During Past Two Years
John P. Amboian	Chief Executive Officer, President and Director	Chief Executive Officer (since July 2007), President and Director of Nuveen Investments, Inc., Nuveen Asset Management, Nuveen Investments Advisers Inc., and Nuveen Investments Holdings, Inc., Nuveen Investments, LLC, NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC.

John L. MacCarthy	Senior Vice President, Secretary & General Counsel	Senior Vice President, Secretary and General Counsel (since March 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Asset Management and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Richards & Tierney, Inc.; formerly, Partner in firm of Winston & Strawn LLC.

Stuart J. Cohen	Vice President, Assistant Secretary and Assistant General Counsel	Managing Director and Assistant Secretary of Nuveen Investments, LLC and Nuveen Asset Management, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC; Vice President of Nuveen Investments Advisers Inc.; and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Nancy M. Crouse	Managing Director and Vice President	Previously, Senior Vice President/Senior Portfolio Manager at Delaware Investments (1993-2005)

Peter H. D’Arrigo	Vice President and Treasurer	Vice President and Treasurer of Nuveen Investments, LLC, Nuveen Investments, Inc., Nuveen Asset Management, Nuveen HydePark Group, LLC, Nuveen Investments Holdings, Inc., Santa Barbara Asset Management, LLC, NWQ Investment Management Company, LLC., and Tradewinds Global Investors, LLC, and Richards & Tierney, Inc., Vice President and Treasurer of funds in Nuveen fund complex.

Sherri A. Hlavacek	Vice President and Corporate Controller	Vice President and Corporate Controller of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Nuveen Asset Management; Vice President and Controller of Nuveen Investments, Inc.; Vice President of NWQ Holdings, LLC and Nuveen Investments Advisers Inc.; Certified Public Accountant.

Name	Positions and Offices with Rittenhouse	Other Business, Profession, Vocation or Employment During Past Two Years
James J. Jolinger	Managing Director and Vice President Director of Research Portfolio Manager	Portfolio Manager and Executive Director (1997-2003), Morgan Stanley Investment Management, Inc.

Mary E. Keefe	Managing Director and Chief Compliance Officer	Vice President, Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., and Nuveen Asset Management, Symphony Asset Management, LLC, Santa Barbara Asset Management LLC and Nuveen HydePark Group, LLC; Managing Director of Nuveen Investments Institutional Services Group LLC.

Larry W. Martin	Vice President, Assistant Secretary and Assistant General Counsel	Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments, Inc., of Nuveen Asset Management, Nuveen Investments Advisers Inc. (since 2002), NWQ Holdings, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Richards & Tierney, Inc.

Daniel C. Roarty	Managing Director and Vice President	None

John P. Waterman	Chief Investment Officer	None

Margaret S. Woolley	Vice President, Director of Trading	None

Gifford R. Zimmerman	Managing Director, Associate General Counsel and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Managing Director, Associate General Counsel and Assistant Secretary of Nuveen Asset Management and Nuveen Investments, LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management LLC, NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Richards & Tierney, Inc; Chief Administrative Officer of funds in Nuveen fund complex.

(c) Tradewinds Global Investors, LLC (“Tradewinds”) acts as sub-investment adviser to the Registrant for the Nuveen Tradewinds International Value Fund, the Nuveen Tradewinds Global All-Cap Fund and the

Nuveen Tradewinds Global Resources Fund. Tradewinds also serves as sub-investment adviser to certain closed-end funds and as investment adviser to separately managed accounts. The following is a listing of the executive officers of Tradewinds. The principal business address of each person is 2049 Century Park East, 20th Floor, Los Angeles, California 90067.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Michael C. Mendez	President	Chief Executive Officer (since 2001) and Executive Committee member (since 2002), formerly, President (1999-2006) of NWQ Management Company, LLC.

David B. Iben, CFA	Chief Investment Officer, Managing Director, Executive Committee Member; Portfolio Manager	Managing Director and Portfolio Manager (2000-2006) of NWQ Investment Management Company, LLC

Paul J. Hechmer	Managing Director, Executive Committee Member; Portfolio Manager	Managing Director and Portfolio Manager (2005-2006), Vice President, Portfolio Manager and Equity Analyst of NWQ Investment Management Company, LLC

(d) Santa Barbara Asset Management (“SBAM”) acts as sub-investment adviser to the Registrant for the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund and Nuveen Santa Barbara Dividend Growth Fund and serves as investment adviser to separately managed accounts. The following is a list of each director and officer of SBAM. The principal business address of each person is 200 E. Carrillo St., Suite 300, Santa Barbara, CA 93101.

Name	Positions and Offices with SBAM	Other Business, Profession, Vocation or Employment During Past Two Years
Michael G. Mayfield	President, Chief Investment Officer	None

George M. Tharakan, CFA	Director of Research	None

James R. Boothe, CFA	Portfolio Manager	None

Britton C. Smith, CFA	Portfolio Manager	None

Richard P. Boutin	Managing Director (since October 2005) Santa Barbara Asset Management, LLC	formerly, Managing Director and Secretary (1998-October 2005) Santa Barbara Asset Management, S-Corp.

(e) Symphony Asset Management (“Symphony”) acts as sub-investment adviser to the Registrant for the Nuveen Symphony International Equity Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund and Nuveen Symphony Optimized Alpha Fund. Symphony also serves as sub-investment adviser to certain closed-end funds and as investment adviser to separately managed accounts. The following is a list of each director and officer of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
Jeffrey L. Skelton	President and Chief Executive Officer	None

Neil L. Rudolph	Chief Operating Officer and Chief Financial Officer	None

Praveen K. Gottipalli	Vice President and Director of Equity Investments	None

Michael J. Henman	Vice President and Director of Business Development	None

Mary E. Keefe	Chief Compliance Officer	Vice President, Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc., Santa Barbara Asset Management, LLC and Nuveen HydePark Group, LLC; Managing Director of Nuveen Investments Institutional Services Group LLC.

Gunther M. Stein	Vice President and Director of Fixed Income Strategies	None

David T. Wang	Director of Equity Strategies	None

Eric C. Olson	Director of International Equity Strategies

Item 27: Principal Underwriters

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust III, Nuveen Investment Trust V and the Registrant. Nuveen is also serving as the principal or co-managing underwriter to Nuveen Municipal High Income Opportunity Fund 2, a closed-end management type investment company.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer, President and Director	None

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan G. Berkshire 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President, Institutional	None

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Peter H. D’Arrigo 333 West Wacker Drive Chicago, IL 60606	Vice President and Treasurer	Vice President and Treasurer

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Senior Vice President Secretary and General Counsel	None

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 28: Location of Accounts and Records

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 29: Management Services

Not applicable.

Item 30: Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 13th day of May, 2008.

NUVEEN INVESTMENT TRUST II

/S/  KEVIN J. MCCARTHY

Kevin J. McCarthy

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/S/ STEPHEN D. FOY Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)		May 13, 2008

/S/ GIFFORD R. ZIMMERMAN Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)		May 13, 2008
Timothy R. Schwertfeger*	Chairman of the Board and Trustee	) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) )	/S/ KEVIN J. MCCARTHY By Kevin J. McCarthy Attorney-in-Fact
Robert P. Bremner*	Trustee
Jack B. Evans*	Trustee
William C. Hunter*	Trustee
David J. Kundert*	Trustee
William J. Schneider*	Trustee
Judith M. Stockdale*	Trustee		May 13, 2008
Carole E. Stone*	Trustee

*	An original power of attorney authorizing, among others Kevin J. McCarthy, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit